SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Reconciliation of Beginning And Ending Balance of Stock Options Outstanding
A reconciliation of the beginning and ending balance of stock options outstanding was as follows:

	Number of Stock Options	Weighted- Average Exercise Price
Outstanding as of December 31, 2023	1,435,794	$2.84
Exercised	(892,095)	2.74
Forfeited	(14,697)	2.26
Outstanding as of December 31, 2024	529,002	3.08

Summary of the Stock Options that Remain Outstanding
The following table summarizes the stock options that remain outstanding as of December 31, 2024:

Security Issuable	Exercise Price	Expiration Date	Stock Options Outstanding
Equity Shares	3.08	April 2025	107,322
Equity Shares	3.08	January 2026	421,680
			529,002

Reconciliation of the Beginning and Ending Balance of Restricted Stock Units Outstanding
A reconciliation of the beginning and ending balance of RSUs outstanding was as follows:

Number of Restricted Stock Units
Unvested as of December 31, 2023	2,533,575
Granted	3,487,084
Vested	(2,603,040)
Forfeited	(83,333)
Unvested as of December 31, 2024	3,334,286

Reconciliation of the Beginning and Ending Balance of SARs Units Outstanding
A reconciliation of the beginning and ending balance of the SARs outstanding was as follows:

Number of Stock Appreciation Rights Units
Outstanding as of December 31, 2023	135,916
Exercised	(65,844)
Forfeited	(25,268)
Outstanding as of December 31, 2024	44,804

Reconciliation of the Beginning and Ending Balance of Warrants Outstanding
A reconciliation of the beginning and ending balance of warrants outstanding was as follows:

	Number of Warrants	Weighted- Average Exercise Price
Outstanding as of December 31, 2023	47,318,882	$9.56
Exercised	(280,396)	5.07
Expired	(2,654,445)	10.00
Outstanding as of December 31, 2024	44,384,041	9.56

Summary of Warrants that Remain Outstanding
The following table summarizes the warrants that remained outstanding as of December 31, 2024:

Security Issuable	Exercise Price	Expiration Date	Warrants Outstanding	Warrants Exercisable
Equity Shares	$11.50	June 2026	30,664,500	30,664,500
Equity Shares	5.00	August 2027	10,739,541	10,739,541
Equity Shares	6.00	August 2028	2,980,000	2,980,000
			44,384,041	44,384,041

Schedule of the Assumptions Black-Scholes Option-pricing Model	Black-Scholes option-pricing model with the following assumptions at the time of grant:

Year Ended December 31, 2023
Weighted-Average Risk-Free Annual Interest Rate	0.07%
Weighted-Average Expected Annual Dividend Yield	0.0%
Weighted-Average Expected Stock Price Volatility	2.07%
Weighted-Average Expected Life in Years	0.10
Weighted-Average Estimated Forfeiture Rate	0.0%